UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549
FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7812

Salomon Brothers Municipal Partners Fund II Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: June 30
Date of reporting period: December 31, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

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Letter from the Chairman

Dear Shareholder,

Despite rising interest rates, higher oil prices, threats of terrorism, geopolitical concerns and uncertainties surrounding the Presidential election, the U.S. economy continued to expand during the period. Following a 3.3% gain in the second quarter of 2004, gross domestic product (“GDP”)[i] was a robust 4.0% in the third quarter. While fourth quarter GDP figures have not yet been released, continued strong growth is expected.

Given the overall strength of the economy, Federal Reserve Board (“Fed”)ii monetary policy was seen as highly accommodative and expectations were that it would start raising rates to ward off the threat of inflation. As expected, the Fed raised its target for the federal funds rateiii by 0.25% to 1.25% on June 30, 2004—the first rate increase in four years. The Fed again raised rates in 0.25% increments during August, September, November, and December, bringing the target for the federal funds rate to 2.25% . After the end of the fund’s reporting period, at their February meeting, the Fed once again raised the target rate by 0.25% to 2.50% . Regardless of the economic expansion and higher interest rates, the overall bond market generated relatively strong returns during the reporting period.

R. Jay Gerken, CFA Chairman and Chief Executive Officer

For the six months ended December 31, 2004, the Salomon Brothers Municipal Partners Fund II Inc. returned 7.94%, based on its New York Stock Exchange (“NYSE”) market price and 6.05% based on its net asset value (“NAV”)iv per share. In comparison, the fund’s unmanaged benchmark, the Lehman Brothers Municipal Bond Indexv, returned 5.19% for the same time frame. The fund’s Lipper General Municipal Debt closed-end funds category averagevi was 8.04% . Please note that Lipper performance returns are based on each fund’s NAV.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes apply. Capital gains, if any, are fully taxable. Please consult your personal tax advisor.

During this six-month period, the fund distributed dividends to shareholders totaling $0.4080 per share. The performance table shows the fund’s 30-day SEC yield as well as its six-month total return based on its NAV and market price as of December 31, 2004. Past performance is no guarantee of future results. The fund’s yields will vary.

FUND PERFORMANCE AS OF DECEMBER 31, 2004 (unaudited)

	30-Day	6-Month
Price Per Share	SEC Yield	Total Return

$ 14.95 (NAV)	5.48%	6.05%

$ 13.01 (Market Price)	6.30%	7.94%

All figures represent past performance and are not a guarantee of future results. The fund’s yields will vary.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares. The “SEC yield” is a return figure often quoted by bond and other fixed-income mutual funds. This quotation is based on the most recent 30-day (or one-month) period covered by the fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period after deduction of the fund’s expenses for the period. These yields are as of December 31, 2004 and are subject to change.

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Information About Your Fund

As you may be aware several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

Looking for Additional Information?

The fund is traded under the symbol “MPT” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under symbol XMPTX. Barron’s and The Wall Street Journal’s Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly press release that can be found on most major financial websites as well as www.sbam.com.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-777-0102 or 1-800-SALOMON (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund’s current NAV, market price, and other information.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA Chairman and Chief Executive Officer February 3, 2005

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The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investors could lose money by investing in the fund. As interest rates rise, bond prices fall, reducing the value of the fund’s share price. Certain investors may be subject to the Federal Alternative Minimum Tax (AMT) and state and local taxes will apply. Capital gains, if any, are fully taxable.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is the market value of goods and services produced by labor and property in a given country.

ii	Source: U.S. Federal Reserve Board. The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	NAV is calculated by subtracting total liabilities and outstanding preferred stock from the closing value of all securities held by the fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the fund has invested. However, the price at which an investor may buy or sell shares of the fund is at the fund’s market price as determined by supply of and demand for the fund’s shares.

[v]	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.

vi	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended December 31, 2004, including the reinvestment of dividends and capital gains, if any, calculated among the 66 funds in the fund’s Lipper category, and excluding sales charges.

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Fund at a Glance (unaudited)

Investment Breakdown

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Schedule of Investments (unaudited) December 31, 2004

Face
Amount	Ratings(a)	Security	Value

Long-Term Investments — 99.9%
California — 3.3%
		California State GO:
$1,500,000	A	5.125% due 6/1/24	$1,559,310
2,400,000	AAA	FSA-Insured, 6.000% due 2/1/16	2,866,680

			4,425,990

Connecticut — 2.4%
3,000,000	AAA	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,
		Series A, AMBAC-Insured, 5.000% due 7/1/23	3,199,470

District of Columbia — 1.6%
2,000,000	AAA	District of Columbia Revenue, (American University), AMBAC-Insured,
		5.625% due 10/1/26	2,107,200

Florida — 0.9%
1,000,000	AAA	St. Johns County, FL Water and Sewer Revenue, MBIA-Insured,
		5.500% due 6/1/11	1,137,530

Georgia — 1.7%
20,000	AAA	Fulton County, GA Housing Authority, Single-Family Mortgage, Series A,
		GNMA-Collateralized, 6.600% due 3/1/28	20,263
2,000,000	AAA	Georgia State, GO, Series C, 5.500% due 7/1/15	2,303,460

			2,323,723

Illinois — 13.3%
		Chicago, IL Board of Education GO, (Chicago School Reform),
		AMBAC-Insured:
100,000	AAA	5.750% due 12/1/27	109,604
900,000	AAA	5.750% due 12/1/27 Pre-Refunded — Escrowed with state
		& local government securities to 12/1/07 (Call @ 102),	1,003,383
500,000	AAA	Chicago, IL GO, Series A, FSA-Insured, 5.250% due 1/1/16	554,825
1,750,000	AAA	Chicago, IL Midway Airport Revenue, Series B, MBIA-Insured,
		5.625% due 1/1/29 (b)	1,831,602
1,000,000	AAA	Chicago, IL Public Building Commission, Building Revenue,
		(Chicago School Reform), Series B, FGIC-Insured, 5.250% due 12/1/18	1,135,820
250,000	AAA	Cook County, IL Refunding GO, Series A, MBIA-Insured,
		5.625% due 11/15/16	273,112
2,000,000	Aaa*	Illinois Development Finance Authority, Revolving Fund Revenue,
		5.250% due 9/1/12	2,240,040
1,000,000	AA+	Illinois Educational Facilities Authority Revenue, (Northwestern University),
		5.500% due 12/1/13	1,121,510
		Illinois Health Facilities Authority Revenue:
1,850,000	AAA	Refunding, (SSM Health Care), MBIA-Insured, 6.550% due 6/1/13	2,226,493
2,000,000	AAA	Servantcor Project, Series A, Escrowed to maturity with U.S.
		government securities, FSA-Insured, 6.000% due 8/15/12	2,337,760
605,000	A	South Suburban Hospital Project, Escrowed to maturity with U.S.
		government securities, 7.000% due 2/15/18	753,134

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued) December 31, 2004

Face
Amount	Ratings(a)	Security	Value

Illinois — 13.3% (continued)
$1,000,000	AAA	Illinois State GO, First Series, MBIA-Insured, 5.625% due 6/1/25 Pre-Refunded
		— Escrowed with U.S. government securities to 6/1/10 (Call @ 100)	$1,134,370
2,645,000	AAA	Illinois State, Sales Tax Revenue, 5.500% due 6/15/16	2,949,863

			17,671,516

Indiana — 1.9%
2,000,000	BBB+	Indiana State Development Finance Authority, Environmental Revenue,
		(USX Corp. Project), 5.250% due 12/1/22	2,209,640
250,000	AAA	Indiana State Revolving Fund Revenue, Series B, 5.000% due 8/1/23	259,788

			2,469,428

Louisiana — 3.8%
5,000,000	BBB+	Louisiana Public Facilities Authority, Hospital Revenue,
		(Touro Infirmary Project), Series A, 6.125% due 8/15/23	5,040,550

Maryland — 4.5%
		Maryland State Health & Higher Educational Facilities
		Authority Revenue:
1,500,000	Baa1*	Carroll County General Hospital, 6.000% due 7/1/37	1,585,470
1,500,000	A	Suburban Hospital, Series A, 5.500% due 7/1/16	1,647,150
500,000	A	University of Maryland Medical Systems, 6.000% due 7/1/32	535,795
2,000,000	Aaa*	Northeast Maryland Waste Disposal Authority, Solid Waste
		Revenue Refunding, AMBAC-Insured, 5.500% due 4/1/16 (b)	2,188,320

			5,956,735

Massachusetts — 5.1%
1,000,000	A	Massachusetts State Health & Educational Facilities Authority Revenue,
		(Dana Farber Cancer Project), Series G-1, 6.250% due 12/1/22
		Pre-Refunded — Escrowed with state & local government securities
		to 12/1/05 (Call @ 102)	1,057,620
2,500,000	Aaa *	Massachusetts State Special Obligation Revenue, (Federal Highway Grant Antic),
		Series A, FSA-Insured, 5.000% due 12/15/10	2,754,175
		Massachusetts State Water Pollution Abatement Trust, (MWRA Program), Series A:
2,125,000	AAA	5.750% due 8/1/29	2,355,329
525,000	AAA	5.750% due 8/1/29 Pre-Refunded — Escrowed with state & local
		government securities to 8/1/09 (Call @ 101)	599,130

			6,766,254

Michigan — 2.0%
1,000,000	AAA	Detroit, MI City School District, GO, (School Building & Site Improvement),
		Series A, FGIC-Insured, 5.50% due 5/1/17	1,125,110
1,500,000	AA-	Michigan State Hospital Finance Authority Revenue,
		(Trinity Health), Series C, 5.375% due 12/1/30	1,551,195

			2,676,305

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued) December 31, 2004

Face
Amount	Ratings(a)	Security	Value

Missouri — 2.8%
		Missouri State Environmental Improvement & Energy Research Authority:
$2,500,000	AA	PCR Refunding Revenue, (Associated Electric Co-op Thomas Hill),
		5.500% due 12/1/10	$2,667,175
1,000,000	Aaa*	Water Pollution Refunding Revenue, State Revolving Funds, Program A,
		5.000% due 7/1/20	1,114,690

			3,781,865

Nevada — 3.2%
		Clark County, NV:
3,000,000	AAA	IDR Refunding Revenue, (Nevada Power Co. Project), Series C,
		AMBAC-Insured, 7.200% due 10/1/22	3,120,150
1,000,000	AAA	Passenger Facility Revenue, (McCarran International Airport), Series A,
		MBIA-Insured, 5.750% due 7/1/23 (b)	1,032,490
60,000	AAA	Nevada Housing Division Revenue, Single-Family Program, Series C,
		AMBAC-Insured, 6.350% due 10/1/12 (b)	61,415

			4,214,055

New Jersey — 7.0%
		New Jersey EDA:
3,750,000	A+	School Facilities Construction Revenue, Series G, 5.000% due 9/1/11	4,136,325
2,500,000	AAA	Motor Vehicle Surcharges Revenue, Series A, MBIA-Insured,
		5.250% due 7/1/16	2,788,925
1,000,000	AAA	Water Facilities Revenue, (New Jersey American Water Co., Inc. Project),
		Series A, FGIC-Insured, 6.875% due 11/1/34 (b)	1,023,680
1,265,000	A+	New Jersey State Educational Facilities Authority Revenue, Higher Education
		Capital Improvement Fund, Series A, 5.250% due 9/1/12	1,412,309

			9,361,239

New Mexico — 4.6%
5,400,000	AAA	New Mexico Finance Authority Revenue, (Public Project Revolving Fund),
		Series C, AMBAC-Insured, 5.250% due 6/1/14	6,097,842

New York — 8.9%
		New York City, NY GO:
		Series A:
180,000	A	6.000% due 5/15/30	201,519
820,000	A	6.000% due 5/15/30 Pre-Refunded — Escrowed with U.S. government
		securities to 5/15/10 (Call @ 101)	955,546
1,500,000	A	Series G, 5.000% due 12/1/33	1,519,845
1,600,000	AA+	New York City, NY Municipal Water Finance Authority, Water & Sewer System
		Revenue, Series A, 5.500% due 6/15/23	1,626,048
4,500,000	AA+	New York City, NY Transitional Finance Authority Revenue, Series A,
		5.500% due 11/15/17	5,030,055
1,000,000	AAA	New York State Dormitory Authority Revenue, City University System
		Consolidated 2nd General Resolution, Series A, AMBAC-Insured,
		6.125% due 7/1/12	1,152,380

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued) December 31, 2004

Face
Amount	Ratings(a)	Security	Value

New York — 8.9% (continued)
$1,300,000	AAA	New York State Urban Development Corp. Revenue, Correctional Facilities,
		FSA-Insured, 5.375% due 1/1/25 Pre-Refunded — Escrowed with
		U.S. government securities to 1/1/06 (Call @ 102)	$1,367,249

			11,852,642

Ohio — 4.6%
2,500,000	AA-	Franklin County, OH Hospital Revenue, (Holy Cross Health Systems Corp.),
		5.875% due 6/1/21	2,639,275
3,300,000	A+	Ohio State Water Development Authority, Solid Waste Disposal Revenue,
		(Broken Hill Proprietary Co., Ltd.), 6.450% due 9/1/20 (b)	3,408,273

			6,047,548

Pennsylvania — 1.1%
1,090,000	AAA	Philadelphia, PA GO, Series A, XLCA-Insured, 5.250% due 2/15/14	1,204,167
250,000	AAA	Philadelphia, PA School District, GO, Series A, FSA-Insured, 5.500% due 2/1/31	285,718

			1,489,885

Puerto Rico — 7.5%
1,125,000	AAA	Puerto Rico Commonwealth Revenue, FGIC-Insured,
		5.500% due 7/1/13	1,299,926
		Puerto Rico Commonwealth Highway & Transportation Authority,
		Highway Revenue:
2,100,000	AAA	Series J, MBIA-Insured, 5.000% due 7/1/11	2,338,497
1,600,000	AAA	Series X, FSA-Insured, 5.500% due 7/1/15	1,863,856
		Puerto Rico Electric Power Authority Revenue:
2,750,000	AAA	Series LL, MBIA-Insured, 5.500% due 7/1/17	3,214,750
1,155,000	AAA	Series OO, FGIC-Insured, 5.000% due 7/1/14	1,294,986

			10,012,015

Tennessee — 3.1%
1,950,000	AA-	Humphreys County, TN IDB, Solid Waste Disposal Revenue,
		(E.I. Du Pont de Nemours & Co. Project), 6.700% due 5/1/24 (b)	1,994,733
1,200,000	AAA	Memphis-Shelby County, TN Airport Authority Revenue, Series D,
		AMBAC-Insured, 6.000% due 3/1/24 (b)	1,322,796
755,000	AA	Tennessee Housing Development Agency Revenue, (Homeownership Program),
		Series 2C, 6.350% due 1/1/31 (b)	783,373

			4,100,902

Texas — 11.0%
		Austin, TX Airport System Revenue, Series A, MBIA-Insured:
3,475,000	AAA	6.200% due 11/15/15(b)	3,650,036
330,000	AAA	6.200% due 11/15/15 Pre-Refunded — Escrowed with state
		& local government securities to 11/15/07 (Call @ 100)(b)	362,277
4,265,000	AAA	Lower Colorado River Authority, TX Transmission Contract Revenue,
		AMBAC-Insured, 5.250% due 5/15/14	4,757,522
1,380,000	AAA	North Harris Montgomery Community College District, TX GO,
		FGIC-Insured, 5.375% due 2/15/16	1,527,149

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued) December 31, 2004

Face
Amount	Ratings(a)	Security	Value

Texas — 11.0% (continued)
$1,000,000	AAA	North Texas Municipal Water District, Water System Revenue,
		MBIA-Insured, 5.000% due 9/1/15	$1,101,120
1,485,000	AAA	South San Antonio Texas Independent School District GO, PSF-Insured,
		5.000% due 8/15/15	1,621,531
1,500,000	AAA	Texas State Turnpike Authority Revenue, First Tier, Series A,
		AMBAC-Insured, 5.500% due 8/15/39	1,618,605

			14,638,240

Utah — 0.3%
370,000	AAA	Utah State Housing Finance Agency, Single-Family Mortgage Revenue,
		Issue H-2, FHA-Insured, 6.250% due 7/1/22 (b)	382,014

Virginia — 2.5%
2,915,000	A-	Greater Richmond Convention Center Authority, VA Hotel Tax Revenue,
		(Convention Center Expansion Project), 6.125% due 6/15/20	3,276,839

Washington — 2.8%
1,900,000	AAA	Chelan County, WA Public Utility District, (Chelan Hydro System No. 1),
		Construction Revenue, Series A, AMBAC-Insured, 5.450% due 7/1/37 (b)	1,978,964
400,000	AAA	Seattle, WA GO, Series B, FSA-Insured, 5.750% due 12/1/28	445,608
1,200,000	AAA	Washington State Public Power Supply System Revenue,
		(Nuclear Project No. 1), Series A, MBIA-Insured, 5.125% due 7/1/17	1,291,344

			3,715,916

		Total Long-Term Investments (Cost — $126,687,301)	132,745,703

Short-Term Investments — 0.1%
New York — 0.1%
120,000	A-1+	New York City, NY Municipal Water Finance Authority, Water & Sewer System
		Revenue, Series F, VRDD, 2.180% due 6/15/35 (Cost — $120,000)	120,000

		Total Investments — 100.0% (Cost — $126,807,301**)	$132,865,703

(a)	All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's
Investors Service, Inc
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
**	Aggregate cost for federal income tax purposes is substantially the same.
See pages 11 and 12 for definitions of ratings and abbreviations.

See Notes to Financial Statements.

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Schedule of Investments (unaudited) (continued) December 31, 2004

Summary of Investments by Industry and Pre-Refunded***

General Revenue	24.3%
Healthcare	11.5
Industrial Development	10.9
Education	10.8
Transportation	10.3
General Obligation	9.2
Pre-Refunded	6.3
Power	5.9
Water	4.2
Tax Revenue	2.5
Escrowed to Maturity	2.3
Housing	1.8

100.0%

*** As a percentage of total investments. Please note that Fund holdings are as of December 31, 2004 and are subject to change.

See Notes to Financial Statements.

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Long-Term Security Ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “BB” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are some-
what more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal.
Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB	—	Bonds rated “BB” have less near-term vulnerability to default than other speculative issues. How-
ever, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Baa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of pro-
tective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly pro-
tected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR	—	Indicates that the bond is not rated by Moody’s or Standard & Poor’s.

S A L O M O N   B R O T H E R S   M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Short-Term Security Ratings (unaudited)
SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (“VRDO”)
rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)
ABAG	– Association of Bay Area Governors	HFA	– Housing Finance Authority
AIG	– American International Guaranty	IDA	– Industrial Development Authority
AMBAC	– Ambac Assurance Corporation	IDB	– Industrial Development Board
BAN	– Bond Anticipation Notes	IDR	– Industrial Development Revenue
BIG	– Bond Investors Guaranty	INFLOS	– Inverse Floaters
CGIC	– Capital Guaranty Insurance Company	ISD	– Independent School District
CHFCLI	– California Health Facility	LEVRRS	– Leveraged Reverse Rate Securities
	Construction Loan Insurance	LOC	– Letter of Credit
CONNIE		MBIA	– Municipal Bond Investors Assurance
LEE	– College Construction Loan Association		Corporation
COP	– Certificate of Participation	MVRICS	– Municipal Variable Rate Inverse
EDA	– Economic Development Authority		Coupon Security
EDR	– Economic Development Revenue	PCR	– Pollution Control Revenue
FGIC	– Financial Guaranty Insurance Company	PSFG	– Permanent School Fund Guaranty
FHA	– Federal Housing Administration	RAN	– Revenue Anticipation Notes
FHLMC	– Federal Home Loan Mortgage	RIBS	– Residual Interest Bonds
	Corporation	RITES	– Residual Interest Tax-Exempt
FLAIRS	– Floating Adjustable Interest Rate	SYCC	– Structured Yield Curve Certificate
	Securities	TAN	– Tax Anticipation Notes
FNMA	– Federal National Mortgage Association	TECP	– Tax Exempt Commercial Paper
FRTC	– Floating Rate Trust Certificates	TOB	– Tender Option Bonds
FSA	– Financial Security Assurance	TRAN	– Tax and Revenue Anticipation Notes
GIC	– Guaranteed Investment Contract	VA	– Veterans Administration
GNMA	– Government National Mortgage	VRDD	– Variable Rate Daily Demand
	Association	VRWE	– Variable Rate Wednesday Demand
GO	– General Obligation Bonds	XLCA	– XL Capital Assurance
HDC	– Housing Development Corporation

* Abbreviations may or may not appear in the Schedule of Investments.

S A L O M O N   B R O T H E R S   M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Statement of Assets and Liabilities (unaudited)
December 31, 2004

ASSETS:
Investments, at value (Cost — $126,807,301)	$132,865,703
Cash	82,077
Receivable for securities sold	150,000
Interest receivable	1,885,217

Total Assets	134,982,997

LIABILITIES:
Management fee payable	62,783
Dividends payable to Auction Rate Preferred Stockholders	9,864
Accrued expenses	99,337

Total Liabilities	171,984

Series M Auction Rate Preferred Stock
(900 shares authorized and issued at $50,000 per share) (Note 4)	45,000,000

Total Net Assets	$89,811,013

NET ASSETS:
Par value of common stock ($0.001 par value, 100,000,000 shares authorized;
6,007,094 shares outstanding)	$6,007
Capital paid in excess of par value	83,244,145
Undistributed net investment income	1,404,731
Accumulated net realized loss from investment transactions	(902,272)
Net unrealized appreciation of investments	6,058,402

Total Net Assets	$89,811,013

Net Asset Value, per share ($89,811,013 ÷ 6,007,094 shares outstanding)	$14.95

See Notes to Financial Statements.

S A L O M O N   B R O T H E R S   M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Statement of Operations (unaudited) For the Six Months Ended December 31, 2004
INCOME:
Interest	$3,189,316

EXPENSES:
Management fee (Note 2)	372,451
Auction agent fees (Note 4)	60,740
Audit and tax fees	37,904
Shareholder communications	31,464
Legal	28,547
Directors’ fees	25,020
Custody	12,144
Stock exchange listing fees	10,691
Transfer agency services	11,108
Insurance	2,102
Other	8,486

Total Expenses	600,657

Net Investment Income	2,588,659

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Gain from Investment Transactions	132,928
Net Change in Unrealized Appreciation/Depreciation of Investments	2,838,539

Net Gain on Investments	2,971,467

Distributions Paid to Auction Rate Preferred Stockholders From
Net Investment Income	(335,572)

Increase in Net Assets from Operations	$5,224,554

See Notes to Financial Statements.

S A L O M O N   B R O T H E R S   M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Statements of Changes in Net Assets For the Six Months Ended December 31, 2004 (unaudited) and the Year Ended June 30, 2004
	December 31	June 30

OPERATIONS:
Net investment income	$2,588,659	$5,536,436
Net realized gain	132,928	2,165,244
Net change in unrealized appreciation/depreciation	2,838,539	(7,379,443)
Distributions paid to Auction Rate Preferred Stockholders
from net investment income	(335,572)	(471,367)

Increase (Decrease) in Net Assets From Operations	5,224,554	(149,130)

DISTRIBUTIONS PAID TO COMMON STOCK SHAREHOLDERS FROM:
Net investment income	(2,450,894)	(4,901,788)

Decrease in Net Assets From Distributions Paid to
Common Stock Shareholders	(2,450,894)	(4,901,788)

Increase (Decrease) in Net Assets	2,773,660	(5,050,918)

NET ASSETS:
Beginning of period	87,037,353	92,088,271

End of period*	$89,811,013	$87,037,353

* Includes undistributed net investment income of:	$1,404,731	$1,602,538

See Notes to Financial Statements.

S A L O M O N   B R O T H E R S   M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Financial Highlights

Data for a share of common stock outstanding throughout each year ended June 30, unless otherwise noted:

	2004	(1)	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$14.49		$15.33	$14.34	$13.94	$13.09	$13.71

Income (Loss) From Operations:
Net investment income	0.43		0.92	0.94	1.00	1.04	1.04
Net realized and unrealized gain (loss)	0.50		(0.86)	0.95	0.29	0.86	(0.60)
Distributions paid to Auction Rate Preferred
Stockholders from net investment income	(0.06)		(0.08)	(0.09)	(0.14)	(0.30)	(0.31)

Total Income (Loss) From Operations	0.87		(0.02)	1.80	1.15	1.60	0.13

Distributions Paid to Common Stock
Shareholders From:
Net investment income	(0.41)		(0.82)	(0.81)	(0.75)	(0.75)	(0.75)

Total Distributions Paid to Common
Stock Shareholders	(0.41)		(0.82)	(0.81)	(0.75)	(0.75)	(0.75)

Net Asset Value, End of Period	$14.95		$14.49	$15.33	$14.34	$13.94	$13.09

Per Share Market Value, End of Period	$13.01		$12.43	$13.92	$13.00	$12.52	$11.5625

Total Return, Based on Market Price(2)	7.94	%‡	(5.11)%	13.78%	10.11%	15.14%	0.26%
Ratios to Average Net Assets of
Common Shareholders(3):
Operating expenses	1.33	%†	1.31%	1.39%	1.35%	1.38%	1.39%
Net investment income	5.75	%†	6.18%	6.30%	7.02%	7.63%	7.95%
Net Assets of Common Shareholders,
End of Period (000s)	$89,811		$87,037	$92,088	$86,122	$83,747	$78,617
Portfolio Turnover Rate	31%		48%	67%	52%	15%	40%
Auction Rate Preferred Stock:
Total Amount Outstanding (000s)	$45,000		$45,000	$45,000	$45,000	$45,000	$45,000
Asset Coverage Per Share	149,790		146,708	152,320	145,691	143,052	137,352
Involuntary Liquidating Preference Per Share	50,000		50,000	50,000	50,000	50,000	50,000
Average Market Value Per Share	50,000		50,000	50,000	50,000	50,000	50,000

(1)	For the six months ended December 31, 2004 (unaudited).
(2)	For purposes of this calculation, distributions on common shares are assumed to be reinvested at prices obtained under the
Fund’s dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.
(3)	Ratios calculated on the basis of income and expenses relative to the average net assets of common shares and excludes the effect of dividend payments to preferred stockholders.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

S A L O M O N   B R O T H E R S   M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Notes to Financial Statements (unaudited)

Note 1. Organization and Significant Accounting Policies

Salomon Brothers Municipals Partners Fund II Inc. (“Fund”), was incorporated in Maryland on June 21, 1993 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidary of Citigroup Inc. (“Citigroup”), may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Actual amounts could differ from these estimates.

(a) SECURITY VALUATION. Tax-exempt securities are valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates value. Securities for which reliable quotations are not readily available are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is accrued on a daily basis. The Fund amortizes premiums and accretes discounts on securities purchased using the effective interest method.

(c) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. The Fund declares and pays dividends to common shareholders monthly from net investment income. Net realized gains, if any, in excess of loss carryovers are expected to be distributed, at least, annually. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends and distributions to preferred shareholders are accrued and paid on a weekly basis and are determined as described in Note 4. The amounts of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

(d) FEDERAL AND OTHER TAXES. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

S A L O M O N   B R O T H E R S   M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Notes to Financial Statements (unaudited) (continued)

(e) RECLASSIFICATION. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

Note 2. Management and Advisory Fees and Other Transactions with Affiliates

SBAM is the Fund’s investment manager and administrator and as such provides management, advisory and administrative services for the Fund. SBAM has delegated certain administrative services to Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, pursuant to a Sub-Administration Agreement between SBAM and SBFM. SBFM is compensated by SBAM, and not the Fund, for its services.

The Fund pays SBAM a monthly fee at an annual rate of 0.55% of the Fund’s average weekly net assets for its services. For purposes of calculating the fees, the liquidation value of any outstanding preferred stock of the Fund is not deducted in determining the Fund’s average weekly net assets. This fee is calculated daily and paid monthly.

Certain officers and/or directors of the Fund are also officers and/or directors of SBAM and do not receive compensation from the Fund.

Note 3. Investments

For the six months ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$40,978,110

Sales	$40,947,066

At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,137,279
Gross unrealized depreciation	(78,877)

Net unrealized appreciation	$6,058,402

Note 4. Preferred Stock

On October 1, 1993, the Fund closed its public offering of 900 shares of $0.001 par value Auction Rate Preferred Stock (“Preferred Stock”) at an offering price of $50,000 per share. The Preferred Stock has a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends (whether or not earned or declared) and, subject to certain restrictions, are redeemable in whole or in part.

Dividend rates generally reset every 7 days and are determined by auction procedures. The dividend rates on the Preferred Stock during the six months ended December 31, 2004 ranged from 0.850% to 2.000% . The weighted average dividend rate for the period ended December 31, 2004 was 1.483% .

S A L O M O N   B R O T H E R S   M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Notes to Financial Statements (unaudited) (continued)

The Fund is subject to certain restrictions relating to the Preferred Stock. The Fund may not declare dividends or make other distributions on shares of common stock or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%. The Preferred Stock is also subject to mandatory redemption at $50,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in its Articles Supplementary are not satisfied.

The Preferred Shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two directors and on certain matters affecting the rights of the Preferred Shares.

The issuance of preferred stock poses certain risks to holders of common stock, including, among others the possibility of greater market price volatility and in certain market conditions, the yield to holders of common stock may be adversely affected.

The Fund is required to maintain certain asset coverages with respect to the Preferred Stock. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the Preferred Stock in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset requirements would restrict the Fund’s ability to pay dividends.

Note 5. Concentration of Risk

Since the Fund invests a portion of its assets in issuers located in a single state, it may be affected by economic and political developments in a specific state or region. Certain debt obligations held by the Fund are entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

Note 6. Events Subsequent to December 31, 2004

Common Stock Dividends. On October 22, 2004, the Board of Directors of the Fund declared two common share dividends from net investment income, each in the amount of $0.0680 per share, payable on January 28, and February 25, 2005 to shareholders of record on January 19, and February 15, 2005, respectively.

S A L O M O N   B R O T H E R S   M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Notes to Financial Statements (unaudited) (continued)

Note 7. Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through voluntary fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are ongoing and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

S A L O M O N   B R O T H E R S   M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Notes to Financial Statements (unaudited) (continued)

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. The Fund did not implement the contractual arrangement described above and will not receive any payments.

S A L O M O N   B R O T H E R S   M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Additional Information (unaudited) (continued)

Result of Annual Meeting of Shareholders

The Annual Meeting of Shareholders of Salomon Brothers Municipal Partners Fund II Inc. was held on October 8, 2004, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon the Meeting:

Election of Directors
	Common		Preferred
	Shares Voted	Common	Shares Voted	Preferred
Name	For Election	Shares Withheld	For Election	Shares Withheld

Daniel Cronin	5,222,589	398,495	644	0
Jeswald Salacuse	5,218,436	402,648	644	0

At December 31, 2004, in addition to Dan Cronin and Jeswald Salacuse, the other Directors of the Fund were:

Carol L. Colman Leslie H. Gelb A. Jay Gerken William R. Hutchinson Riordan Roett

S A L O M O N   B R O T H E R S   M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Dividend Reinvestment Plan (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission, the following additional disclosure is provided.

Pursuant to the Fund’s Dividend Reinvestment Plan (“Plan”), holders of Common Stock whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by EquiServe Trust Company, N.A. (“Plan Agent”) in Fund shares pursuant to the Plan, unless they elect to receive distributions in cash. Holders of Common Stock who elect to receive distributions in cash will receive all distributions in cash by check in dollars mailed directly to the holder by the Plan Agent as dividend-paying agent. Holders of Common Stock who do not wish to have distributions automatically reinvested should notify the Plan Agent at the address below. Distributions with respect to Common Stock registered in the name of a bank, broker-dealer or other nominee (i.e., in “street name”) will be reinvested under the Plan unless the service is not provided by the bank, broker-dealer or other nominee or the holder elects to receive dividends and distributions in cash. Investors who own shares registered in the name of a bank, broker-dealer or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.

The Plan Agent serves as agent for the holders of Common Stock in administering the Plan. After the Fund declares a dividend on the Common Stock or determines to make a capital gain distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy the Fund’s Common Stock in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. The Fund will not issue any new shares of Common Stock in connection with the Plan.

Participants have the option of making additional cash payments to the Plan Agent, monthly, in a minimum amount of $250, for investment in the Fund’s Common Stock. The Plan Agent will use all such funds received from participants to purchase shares of Common Stock in the open market on or about the first business day of each month. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares of Common Stock in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder’s proxy will include those shares purchased pursuant to the Plan.

In the case of holders of Common Stock, such as banks, broker-dealers or other nominees, who hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares of Common Stock certified from time to time by the holders as representing the total amount registered in such holders’ names and held for the account of beneficial owners that have not elected to receive distributions in cash.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent’s fees for the reinvestment of dividends and capital gains distributions

S A L O M O N   B R O T H E R S   M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Dividend Reinvestment Plan (unaudited) (continued)

and voluntary cash payments will be paid by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions and voluntary cash payments made by the participant. The receipt of dividends and distributions under the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

Participants may terminate their accounts under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if notice in writing is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Upon termination, the Plan Agent will send the participant a certificate for the full shares held in the account and a cash adjustment for any fractional shares or, upon written instruction from the participant, the Plan Agent will sell part or all of the participant’s shares and remit the proceeds to the participant, less a $2.50 fee plus brokerage commission for the transaction.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to all participants in the Plan at least 30 days before the record date for the dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent upon at least 30 days’ written notice to participants in the Plan.

All correspondence concerning the Plan should be directed to the Plan Agent, P.O. Box 43010, Providence, Rhode Island 02940-3010.

This report is transmitted to the shareholders of Salomon Brothers Municipal Partners Fund II Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange

Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-446-1013.

Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is avialable (1) without charge, upon request, by calling 1-800-446-1013, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

S A L O M O N   B R O T H E R S   M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

Directors	Salomon Brothers Municipal Partners
Fund II Inc.
C A R O L L. C O L M A N
125 Broad Street
D A N I E L P. C R O N I N	10th Floor, MF-2
New York, New York 10004
L E S L I E H. G E L B	Telephone 1-888-777-0102

R. J AY G E R K E N , CFA	I N V E S T M E N T M A N A G E R A N D A D M I N I S T R AT O R
Salomon Brothers Asset Management Inc
W I L L I A M R. H U T C H I N S O N	399 Park Avenue
New York, New York 10022
R I O R D A N R O E T T
A U C T I O N A G E N T
J E S WA L D W. S A L A C U S E	Deutsche Bank
60 Wall Street
New York, New York 10005

Officers	C U S T O D I A N
State Street Bank and Trust Company
R. J AY G E R K E N , CFA	225 Franklin Street
Chairman and Chief Executive Officer	Boston, Massachusetts 02110

P E T E R J. W I L B Y, CFA	D I V I D E N D D I S B U R S I N G A N D T R A N S E R A G E N T
President	EquiServe Trust Company, N.A.
P.O. Box 43010
A N D R E W B. S H O U P	Providence, Rhode Island 02940-3010
Senior Vice President and
Chief Administrative Officer	I N D E P E N D E N T R E G I S T E R E D P U B L I C
A C C O U N T I N G F I R M
F R A N C E S M. G U G G I N O	PricewaterhouseCoopers LLP
Chief Financial Officer	300 Madison Avenue
and Treasurer	New York, New York 10017

R O B E R T E. A M O D E O	L E G A L C O U N S E L
Executive Vice President	Simpson Thacher & Bartlett LLP
425 Lexington Avenue
A N D R E W B E A G L E Y	New York, New York 10017
Chief Compliance Officer
N E W Y O R K S T O C K E X C H A N G E S Y M B O L
W E N D Y S. S E T N I C K A	MPT
Controller

R O B E R T I. F R E N K E L
Secretary and
Chief Legal Officer

S A L O M O N   B R O T H E R S   M U N I C I P A L   P A R T N E R S   F U N D   I I   I N C .

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Salomon Brothers Municipal Partners Fund II Inc.

Semi-Annual Report

D E C E M B E R  3 1 ,  2 0 0 4

Equiserve Trust Company, N.A.
P.O. Box 43010
Providence, Rhode Island 02940-3010

MPTANN 3/05
05-7848

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the
Manager. The Manager is part of Citigroup Asset Management (“CAM”), a group of investment adviser affiliates of Citigroup, Inc.
(“Citigroup”). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the “Policies”) to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a
recommendation with regard to proxy votes. However, such
recommendations do not relieve the Manager of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated
position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated
position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

In furtherance of the Manager’s goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the
Manager’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of
interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an
obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s and the
Manager’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The
Manager also maintains and considers a list of significant
relationships that could present a conflict of interest for the
Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant,
publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between
Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party.
With respect to a conflict of interest brought to its attention, the

Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s
disclosure controls and procedures (as defined in Rule 30a-
3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure
required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b)
under the 1940 Act and 15d-15(b) under the Securities Exchange
Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under
the 1940 Act) that occurred during the registrant’s last
fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of
the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of
the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Municipal Partners Fund II Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Municipal Partners Fund II Inc.

Date:	March 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Salomon Brothers Municipal Partners Fund II Inc.

Date:	March 9, 2005

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Salomon Brothers Municipal Partners Fund II Inc.

Date:	March 9, 2005